March 22, 2012

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EAGLE GROWTH & INCOME FUND

File Nos. 033-07559 and 811-04767

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”), General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of EAGLE GROWTH & INCOME FUND (“Trust” or “Registrant”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Trust’s prospectus dated March 1, 2012 and as amended in the filing of Form 497 on March 15, 2012. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at 727-567-3526.

Very truly yours,

/s/ Susan L. Walzer

Susan L. Walzer

Principal Executive Officer

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